INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 29, 2021 USD ($)	Jul. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	$ 124,239	$ 128,407
Equity method investments	120,900	126,500
Other investments	3,300	1,900
Income tax expense related to equity method investment	300	800	$ 1,600
Goodwill	497,453	511,333	234,161
Contingent consideration	6,813	$ 7,260	$ 10,698
Moorberries BV
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired		100.00%
Fruktimporten Stockholm
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired		83.20%
OTC Organics BV
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired		100.00%
2021 Step-Up Acquisitions
Schedule of Equity Method Investments [Line Items]
Total carrying value of investees		$ 4,300
Payments to acquire investments		8,100
Gain from investments acquired		7,700
Goodwill		15,200
Eco Farms
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired			65.00%
Total carrying value of investees			$ 5,300
Payments to acquire investments			5,900
Contingent consideration			700
Gain on step-up acquisition of other equity method investments			0
Legacy Dole
Schedule of Equity Method Investments [Line Items]
Equity method investments		0	340,485	$ 259,000
Goodwill				328,794
Gain on step-up acquisition of other equity method investments	$ 0	$ (4,023)	$ 0
Legacy Dole | Total Produce
Schedule of Equity Method Investments [Line Items]
Equity method investments				$ 259,000	$ 300,000
Ownership percentage		45.00%			45.00%
Suri Associate | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Ownership percentage disposed of	0.50
Carrying value of investment sold	$ 1,100
Gain (loss) on disposal of equity method investment	$ (600)
Peviani Joint Venture | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Ownership percentage disposed of		0.50
Carrying value of investment sold		$ 9,400
Gain (loss) on disposal of equity method investment		$ 1,100